Document and Entity Information	Feb. 01, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001827871
Document Type	8-K
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	TLG Acquisition One Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-39948
Entity Tax Identification Number	85-3310839
Entity Address, Address Line One	515 North Flagler Drive
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(561)
Local Phone Number	945-8340
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Third Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-third redeemable warrant
Trading Symbol	TLGA.U
Security Exchange Name	NYSE
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	TLGA
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at exercise price of $11.50 per share
Trading Symbol	TLG WS
Security Exchange Name	NYSE